Leases and Restricted Cash - Net Investments in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Less current portion	$ 15,837	$ 16,441
Total	666,658	683,254
Total	682,495	699,695
Total minimum lease payments to be received	914,943	988,888
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	458	490
Less unearned revenue	(427,871)	(484,648)
Total	$ 682,495	$ 699,695